Annual Total Returns [BarChart] - JPMorgan Core Bond Portfolio - Class B	Apr. 30, 2021 [1]
Bar Chart Table:
Annual Return 2011	5.79%
Annual Return 2012	4.92%
Annual Return 2013	(3.04%)
Annual Return 2014	5.09%
Annual Return 2015	0.48%
Annual Return 2016	2.23%
Annual Return 2017	3.31%
Annual Return 2018	0.02%
Annual Return 2019	8.21%
Annual Return 2020	7.89%

[1]	Performance prior to January 7, 2013 represents performance of Class C shares. Class C shares were no longer offered as of January 7, 2013.